Schedule of accruals and other current liabilities (Details)	Oct. 31, 2025 USD ($)	Oct. 31, 2025 SGD ($)	Apr. 30, 2025 USD ($)	Apr. 30, 2025 SGD ($)	Apr. 30, 2024 SGD ($)
Payables and Accruals [Abstract]
Accruals	$ 149,132	$ 194,056	$ 76,163	$ 99,429	$ 71,023
Goods and Services Tax payables					26,161
Provision for reinstatement	24,592	32,000	24,512	32,000	32,000
Other payables	22,501	29,279	39,388	51,421	61,444
Non-trade creditors	403,183	524,636	274,861	358,828	254,494
Total	$ 599,408	$ 779,971	$ 414,924	$ 541,678	$ 445,122